Income (Loss) per Share - Schedule of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended				12 Months Ended
	Aug. 04, 2023	[1]	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Gain on change in fair value of Warrants	$ 6,005		$ 15,007	[2],[3],[4]	$ 0	[2],[3],[4]	$ (6,529)	[5],[6]	$ 0	[5],[6]
Gain on change in fair value of Convertible Notes			47,270		0
Common Class A [Member]
Net income (loss) attributed to common stockholders - Basic			31,902		(35,667)
Gain on change in fair value of Warrants			(12,523)		0
Gain on change in fair value of Convertible Notes			(38,508)		0
Net loss - Diluted			$ (19,129)		$ (35,667)
Net loss attributed to common stockholders							$ (144,020)		$ (325,441)
Weighted-average common shares outstanding - Basic			18,969,208		14,313,785		15,521,073		14,011,861
Common shares issuable for Warrants			3,551,766		0
Common shares issuable for Convertible Notes			18,820,895		0
Weighted-average common shares outstanding - Diluted			41,341,869		14,313,785		15,521,073		14,011,861
Net income (loss) per share - Basic			$ 1.68		$ (2.49)		$ (9.28)		$ (23.23)
Net loss per share - Diluted			$ (0.46)		$ (2.49)		$ (9.28)		$ (23.23)
Common Class B [Member]
Net income (loss) attributed to common stockholders - Basic			$ 6,227		$ (9,226)
Gain on change in fair value of Warrants			(2,444)		0
Gain on change in fair value of Convertible Notes			(7,516)		0
Net loss - Diluted			$ (3,734)		$ (9,226)
Net loss attributed to common stockholders							$ (34,356)		$ (85,997)
Weighted-average common shares outstanding - Basic			3,702,613		3,702,613		3,702,613		3,702,613
Common shares issuable for Warrants			693,272		0
Common shares issuable for Convertible Notes			3,673,664		0
Weighted-average common shares outstanding - Diluted			8,069,548		3,702,613		3,702,613		3,702,613
Net income (loss) per share - Basic			$ 1.68		$ (2.49)		$ (9.28)		$ (23.23)
Net loss per share - Diluted			$ (0.46)		$ (2.49)		$ (9.28)		$ (23.23)

[1]	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
[2]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[3]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[4]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[5]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[6]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.